Other Equity	6 Months Ended
Jun. 30, 2018
Disclosure Of Other Equity [Abstract]
Disclosure of other equity

30.	OTHER EQUITY

(1)	Details of other equity are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Accumulated other comprehensive loss:
Net gain or loss on valuation of financial assets at FVTOCI	(46,746)	—
Gain on valuation of AFS financial assets	—	301,930
Gain (loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to own credit risk	29	—
Share of other comprehensive loss of joint ventures and associates	(1,446)	(1,251)
Loss on foreign currency translation of foreign operations	(206,037)	(242,700)
Remeasurement loss related to defined benefit plan	(211,838)	(152,624)
Gain (loss) on valuation of cash flow hedges	(5,436)	777
Equity related to assets held for sale	(564)	4,145

Subtotal	(472,038)	(89,723)

Treasury shares	(34,113)	(34,113)
Other capital adjustments	(1,607,647)	(1,815,438)

Total	(2,113,798)	(1,939,274)

(2)	Changes in the accumulated other comprehensive loss are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018
	Beginning balance (*1)	Increase (decrease) (*2)	Reclassification adjustments	Income tax effect	Ending balance
Net gain or loss on valuation of financial assets at FVTOCI	(88,906)	58,846	(694)	(15,992)	(46,746)
Gain (loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to own credit risk	(96)	172	—	(47)	29
Share of other comprehensive gain (loss) of joint ventures and associates	(2,656)	1,669	—	(459)	(1,446)
Gain (loss) on foreign currency translation of foreign operations	(242,806)	50,717	—	(13,948)	(206,037)
Remeasurement gain (loss) related to defined benefit plan	(152,358)	(82,041)	—	22,561	(211,838)
Gain (loss) on valuation of cash flow hedges	777	(8,570)	—	2,357	(5,436)
Transfer to non-current assets held for sale	4,145	(564)	(4,145)	—	(564)

Total	(481,900)	20,229	(4,839)	(5,528)	(472,038)

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	Net gain or loss on valuation of financial assets at FVTOCI included the 1,500 million Won transfer to retained earnings due to disposal of equity securities.

	For the six months ended June 30, 2017
	Beginning balance	Increase (decrease)(*)	Reclassification adjustments(*)	Income tax effect	Ending balance
Gain (loss) on valuation of AFS financial assets	386,981	46,479	(81,114)	5,602	357,948
Share of other comprehensive income (loss) of joint ventures and associates	(1,863)	2,038	—	(531)	(356)
Gain (loss) on foreign currency translation of foreign operations	(48,353)	(81,571)	—	17,627	(112,297)
Remeasurement gain (loss) related to defined benefit plan	(163,397)	(12,642)	—	3,020	(173,019)
Gain (loss) on valuation of cash flow hedges	—	(1,947)	—	421	(1,526)

Total	173,368	(47,643)	(81,114)	26,139	70,750

(*)

For the change in gain (loss) on valuation of AFS financial assets, “increase (decrease)” represents change due to the valuation during the period, and “reclassification adjustments” represents disposal or recognition of impairment losses on AFS financial assets.